Related Party Transactions - Amounts due from and due to related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties:
Due from related party	$ 13,269	¥ 91,228	¥ 187,214
Amounts due to related parties:
Due to related party	3,668	25,218	14,140
CMCC
Amounts due from related parties:
Due from related party	8,708	59,871	63,216
Amounts due to related parties:
Due to related party	88	605	4,043
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Due from related party	1,526	10,489	10,520
Amounts due to related parties:
Due to related party	2,094	14,396	8,657
Particle
Amounts due from related parties:
Due from related party	1,458	10,022	89,323
Other Investees
Amounts due from related parties:
Due from related party	1,577	10,846	24,155
Yitong Technology
Amounts due to related parties:
Due to related party	945	6,500
Others
Amounts due to related parties:
Due to related party	$ 541	¥ 3,717	¥ 1,440